ADVISORSHARES DOUBLELINE VALUE EQUITY ETF

Schedule of Investments

September 30, 2020 (Unaudited)

Investments	Shares	Value
COMMON STOCKS – 95.2%

Aerospace/Defense – 3.9%
Boeing Co. (The)	4,410	$728,796
Raytheon Technologies Corp.	15,744	905,910
Total Aerospace/Defense		1,634,706

Agriculture – 2.4%
Philip Morris International, Inc.	13,239	992,793

Banks – 11.5%
Bank of America Corp.	54,004	1,300,956
Citizens Financial Group, Inc.	28,370	717,194
Goldman Sachs Group, Inc. (The)	3,656	734,746
JPMorgan Chase & Co.	12,669	1,219,645
PNC Financial Services Group, Inc. (The)	7,625	838,064
Total Banks		4,810,605

Beverages – 2.5%
PepsiCo, Inc.	7,371	1,021,621

Chemicals – 4.3%
Air Products and Chemicals, Inc.	2,179	649,037
DuPont de Nemours, Inc.	20,312	1,126,910
Total Chemicals		1,775,947

Commercial Services – 1.4%
IHS Markit Ltd.	7,227	567,392

Diversified Financial Services – 3.5%
Capital One Financial Corp.	10,196	732,684
Intercontinental Exchange, Inc.	7,393	739,670
Total Diversified Financial Services		1,472,354

Electric – 1.5%
Ameren Corp.	7,677	607,097

Electronics – 4.5%
Flex Ltd.*	69,167	770,520
Honeywell International, Inc.	6,596	1,085,768
Total Electronics		1,856,288

Engineering & Construction – 1.6%
KBR, Inc.	29,041	649,357

Food – 4.0%
Mondelez International, Inc., Class A	19,618	1,127,054
US Foods Holding Corp.*	24,820	551,501
Total Food		1,678,555

Healthcare - Products – 3.7%
Alcon, Inc. (Switzerland)*	9,997	569,329
Medtronic PLC	9,370	973,731
Total Healthcare - Products		1,543,060

Healthcare - Services – 2.0%
Anthem, Inc.	3,032	814,365

Household Products / Wares – 1.3%
Reynolds Consumer Products, Inc.	17,736	543,076

Insurance – 3.3%
Prudential Financial, Inc.	9,998	635,073
Willis Towers Watson PLC	3,632	758,434
Total Insurance		1,393,507

Internet – 3.0%
Alphabet, Inc., Class A*	510	747,456
Amazon.com, Inc.*	166	522,689
Total Internet		1,270,145

Media – 3.3%
Comcast Corp., Class A	30,153	1,394,878

Miscellaneous Manufacturing – 2.0%
Parker-Hannifin Corp.	4,034	816,240

Oil & Gas – 4.2%
Chevron Corp.	12,132	873,504
EOG Resources, Inc.	12,089	434,479
Valero Energy Corp.	10,211	442,340
Total Oil & Gas		1,750,323

Pharmaceuticals – 9.5%
AstraZeneca PLC (United Kingdom)(a)	12,255	671,574
Cigna Corp.	4,441	752,350
CVS Health Corp.	13,593	793,831
Roche Holding AG (Switzerland)(a)	16,404	702,255
Sanofi (France)(a)	20,519	1,029,438
Total Pharmaceuticals		3,949,448

REITS – 2.3%
American Tower Corp.	4,012	969,821

Retail – 6.7%
Dollar General Corp.	3,784	793,202
Target Corp.	5,730	902,016
TJX Cos., Inc. (The)	19,601	1,090,796
Total Retail		2,786,014

Semiconductors – 6.3%
KLA Corp.	2,952	571,920
Lam Research Corp.	1,949	646,581
Microchip Technology, Inc.	5,861	602,276
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)(a)	9,853	798,783
Total Semiconductors		2,619,560

Software – 1.8%
Microsoft Corp.	3,537	743,937

Telecommunications – 2.8%
Verizon Communications, Inc.	19,970	1,188,015

Transportation – 1.9%
Norfolk Southern Corp.	3,785	809,952

Total Common Stocks (Cost $37,320,023)		39,659,056

MONEY MARKET FUND – 4.8%
Wells Fargo Advantage Government Money Market Fund - Institutional Class, 0.01%(b) (Cost $1,986,184)	1,986,184	1,986,184

Total Investments – 100.0% (Cost $39,306,207)		41,645,240
Other Assets in Excess of Liabilities – 0.0%**		4,993
Net Assets – 100.0%		$41,650,233

PLC - Public Limited Company

REITS - Real Estate Investment Trusts

*	Non-income producing security.
**	Less than 0.05%.
(a)	American Depositary Receipt.
(b)	Rate shown reflects the 7-day yield as of September 30, 2020.

ADVISORSHARES DOUBLELINE VALUE EQUITY ETF

Schedule of Investments (continued)

September 30, 2020 (Unaudited)

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Fair Value Measurements

The following is a summary of the inputs used, as of September 30, 2020, in valuing the Fund’s assets and liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$39,659,056	$–	$–	$39,659,056
Money Market Fund	1,986,184	–	–	1,986,184
Total	$41,645,240	$–	$–	$41,645,240

SUMMARY OF SCHEDULE OF INVESTMENTS

	% of
	Net Assets
Aerospace/Defense	3.9%
Agriculture	2.4
Banks	11.5
verages	2.5
Chemicals	4.3
Commercial Services	1.4
Diversified Financial Services	3.5
Electric	1.5
Electronics	4.5
Engineering & Construction	1.6
Food	4.0
Healthcare - Products	3.7
Healthcare - Services	2.0
Household Products / Wares	1.3
Insurance	3.3
Internet	3.0
Media	3.3
Miscellaneous Manufacturing	2.0
Oil & Gas	4.2
Pharmaceuticals	9.5
REITS	2.3
Retail	6.7
Semiconductors	6.3
Software	1.8
Telecommunications	2.8
Transportation	1.9
Money Market Fund	4.8
Total Investments	100.0
Other Assets in Excess of Liabilities	0.0	**
Net Assets	100.0%

** Less than 0.05%.